Transactions with Related Parties (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Annual adjustment on management fees after December 31, 2012	4.00%
Management fees charged during the year	$ 16,580,000	$ 15,171,000	$ 15,349,000
Commission charged on charter hire agreements during the year	3,139,000	2,873,000	2,877,000
Due From Related Parties, Current	2,679,000	2,616,000
Costamare Shipping Company SA [Member]
Related Party Transaction [Line Items]
Management fee per day per vessel	884	850	850
Management fee per day per vessel under bareboat charter	442	425	425
Annual fee for Company's officers	1,000,000
Portion of annual fee for Company's officers charged during the period	1,000,000	1,000,000	1,000,000
Management Agreement Expiration Date	December 31, 2015
Management agreement's automatic extention expiration date	December 31, 2020
Annual adjustment on management fees after December 31, 2012	4.00%
Months required for cancellation written notice for management agreement	12
Management fees calculated on the sale of a vessel	3 months
Construction supervisory fee	700,000
Annual adjustment on supervisory fees after December 31, 2012	4.00%
Construction supervisory fee, paid	2,450,000	3,500,000
Commission charged on charter hire agreements	0.75%
Management agreement date with V-Ships Greece Ltd.	January 7, 2013
Termination fee, description	The termination fee is equal to (a) the lesser of (i) five and (ii) the number of full years remaining prior to December 31, 2020, times (b) the aggregate fees due and payable to Costamare Shipping during the 12-month period ending on the date of termination; provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above
Date the Cell commenced	April 2013
Working capital security	1,350,000
Working capital security, per vessel	75,000
Number of vessels under the Cell	18
Total charges by the manager to Company's affiliates	1,070,000
Management fees charged during the year	15,570,000	12,208,000	12,038,000
Commission charged on charter hire agreements during the year	3,139,000	2,873,000	2,877,000
Due From Related Parties, Current	2,076,000	1,561,000
Ciel shipmanagement SA [Member]
Related Party Transaction [Line Items]
Management fee per day per vessel	600	600	600
Date when the services provided stopped	April 2013
Management fees charged during the year	1,010,000	2,963,000	3,311,000
Due From Related Parties, Current	603,000	1,055,000
Number of vessels managed	0	12
Shanghai Costamare Ship Management Co Ltd [Member]
Related Party Transaction [Line Items]
Due From Related Parties, Current	0	0
Due to Related Parties, Current	$ 0	$ 0
Number of vessels managed	9	9